COVER LETTER

February 23, 2009

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	MML Series Investment Fund
(1933 Act File No. 2-39334; 1940 Act File No. 811-02224)

Transmitted herewith for filing by means of electronic submission on behalf of MML Series Investment Fund (the “Trust”) pursuant to (i) the Securities Act of 1933, as amended (the “Securities Act”) and Rule 485(a)(1) thereunder, (ii) the Investment Company Act of 1940, as amended (the “1940 Act”), and (iii) Form N-1A and Regulation S-T, is Post-Effective Amendment No. 70 to the Trust’s Registration Statement under the Securities Act and Amendment No. 55 to the Trust’s Registration Statement under the 1940 Act (the “Amendment”).

This Amendment is being filed primarily to reflect a change in sub-adviser for the MML Emerging Growth Fund. In addition, this amendment incorporates other changes made since the filing of Post-Effective Amendment No. 64. The anticipated effective date is May 1, 2009. These Funds will offer their shares pursuant to a single Prospectus and Statement of Additional Information.

Please note that while disclosure has been updated, actual expense and performance figures have not yet been updated to reflect 12/31/08 information but instead still reflect 12/31/07 information.

Please address any comments or questions to the undersigned at (413) 744-6602. Thank you in advance for your attention to this matter.

Very truly yours,

/s/ Jill Nareau Robert

Jill Nareau Robert

Counsel, Massachusetts Mutual Life Insurance Company

Assistant Secretary, MML Series Investment Fund